CONSOLIDATED INCOME STATEMENT - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Net sales		$ 11,762,526	$ 6,521,207	$ 5,146,734
Cost of sales		(7,087,739)	(4,611,602)	(4,087,317)
Gross profit		4,674,787	1,909,605	1,059,417
Selling, general and administrative expenses		(1,634,575)	(1,206,569)	(1,119,227)
Impairment charge		(76,725)	(57,075)	(622,402)
Other operating income		104,497	68,245	33,393
Other operating expenses		(104,709)	(6,697)	(14,252)
Operating income (loss)		2,963,275	707,509	(663,071)
Finance income	[1]	80,020	38,048	18,387
Finance cost		(45,940)	(23,677)	(27,014)
Other financial results		(40,120)	8,295	(56,368)
Income (loss) before equity in earnings of non-consolidated companies and income tax		2,957,235	730,175	(728,066)
Equity in earnings of non-consolidated companies		208,702	512,591	108,799
Income (loss) before income tax		3,165,937	1,242,766	(619,267)
Income tax		(617,236)	(189,448)	(23,150)
Income (loss) for the year		2,548,701	1,053,318	(642,417)
Attributable to:
Shareholders' equity		2,553,280	1,100,191	(634,418)
Non-controlling interests		(4,579)	(46,873)	(7,999)
(Loss) income for the year		$ 2,548,701	$ 1,053,318	$ (642,417)
Earnings per share attributable to shareholders' equity during the year:
Weighted average number of ordinary shares (thousands) (in shares)		1,180,537	1,180,537	1,180,537
Basic and diluted earnings (losses) per share (U.S. dollars per share)		$ 2.16	$ 0.93	$ (0.54)
Basic and diluted earnings (losses) per ADS (U.S. dollars per ADS)	[2]	$ 4.33	$ 1.86	$ (1.07)

[1]	Finance Income:
In 2022, 2021 and 2020 includes $33 million, $3.3 million and $6.5 million of interest related to instruments carried at FVPL, respectively.
In 2022 also includes a realized loss of $10.5 million related to the change in FV of certain financial instruments obtained in an operation of settlement of trade receivables.
In 2021 also includes $18 million of non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries. For more information, see note 6 to these Consolidated Financial Statements.
[2]	Each ADS equals two shares.